                           THE GUARDIAN LIFE INSURANCE
                               COMPANY OF AMERICA
                                7 Hanover Square
                            New York, New York 10004

September 9, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

REGISTRANTS:                                            FILE NUMBERS:
The Park Avenue Portfolio                               33-23966 and 811-5641
The Guardian Variable Contract Funds, Inc.              2-81149 and 811-3636
GIAC Funds, Inc.                                        33-37883 and 811-6231
The Guardian Bond Fund, Inc.                            2-81150 and 811-3634
The Guardian Cash Fund, Inc.                            2-74905 and 811-3324

Re:  PRE14A Filing

Ladies and Gentlemen:

Pursuant to Regulation 14A under the Securities Exchange Act of 1934, we are submitting for electronic filing via EDGAR a preliminary proxy statement for a Joint Special Meeting of Shareholders of the above-referenced registrants, to be held on November 15, 2005. The registrants expect to mail proxy materials on or about September 28, 2005 to shareholders of record as of September 16, 2005.

Please direct any comments to the undersigned at (212) 598-1297.

Sincerely,

       /s/ Kathleen M. Moynihan
    --------------------------------
           Kathleen M. Moynihan
           Assistant Counsel